Components of Other Comprehensive Income (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Other reclassification	$ (14) [1]

[1]	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income in 2010.